SHARE-BASED COMPENSATION (Narrative) (Details) $ / shares in Units, Share in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) Share $ / shares	Dec. 31, 2020 CAD ($) Share	Dec. 31, 2022 CAD ($) Share	Jun. 10, 2016 CAD ($)
Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 0.01
Number of other equity instruments outstanding in share-based payment arrangement | Share	54,978	18,273	83,596
Performance Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement | Share	2,000		2,000
Long-term retention program [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of advanced loans outstanding | $	$ 5.8		$ 5.8	$ 7.4
Principal amount settled by participating officer and employees | $	$ 0.5	$ 0.3